Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Line Items]
Allowance	$ 39,236	$ 5,870,437
Accrued expense	387,249	72,512
Totals	2,714,019	7,819,795
Less: Valuation allowance	(2,287,534)	(7,563,239)
Deferred tax assets, net	426,485	256,556
Net operating losses carried forward in the PRC [Member]
Schedule of Deferred Tax Assets [Line Items]
Net operating losses carried forward	278,989	234,833
Net operating losses carried forward in the U.S. [Member]
Schedule of Deferred Tax Assets [Line Items]
Net operating losses carried forward	1,858,265	1,488,696
Net operating losses carried forward in the HK [Member]
Schedule of Deferred Tax Assets [Line Items]
Net operating losses carried forward	$ 150,280	$ 153,317